Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about consolidated structured entities [abstract]
Summary of Effect of Change in Accounting Policy to Consolidated Financial Position and Comprehensive Income
2.1.2.1 Effects on consolidated statements of financial position

	January 1, 2020		December 31, 2020		December 31, 2021
	(In millions of Korean won)
Increase in net defined benefit assets	￦	25,019	￦	47,752	￦	46,420
Decrease in net defined benefit liabilities		17,258		8,659		—
Increase in deferred income tax liabilities		11,627		15,513		12,766
Increase in accumulated other comprehensive income		20,723		17,674		11,034
Increase in retained earnings		9,927		23,224		22,620

2.1.2.2 Effects on consolidated statements of comprehensive income
	2019		2020		2021
	(In millions of Korean won, except for per share amounts)
Increase (decrease) in general and administrative expenses	￦	788	￦	(18,340)	￦	833
Increase (decrease) in income tax expense		(217)		5,043		(229)
Increase (decrease) in other comprehensive income		1,304		(3,049)		(6,640)
Increase (decrease) in basic earnings per share		(2)		34		(2)
Increase (decrease) in diluted earnings per share		(2)		33		(2)